Income Taxes	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income Taxes
Note 11 - Income Taxes
Deferred Income Tax Liability
The tax effects of temporary differences between amounts recorded in the Company's accounts and the corresponding amounts as computed for income tax purposes gives rise to deferred tax liabilities as follows:

		As at December 31,
	2023	2022
Royalty interest	$(14,162)	$(14,288)
Tax loss carryforwards	12,504	13,120
Other	843	71
Total liability	$(815)	$(1,097)
As at December 31, 2023 and 2022, no deferred tax assets recognized on the following temporary differences as it was not probable that sufficient future taxable profit will be available to realize such assets:

		As at December 31,
	2023	2022	Expiry Date Range
Tax loss carryforwards	$12,024	$30,577	2026-2043
Exploration and evaluation assets	11,733	2,017	No expiry
Other	24,070	18,693	No expiry
Income Tax Expense

	For the year ended December 31,
	2023	2022
Current tax expense	$1,522	$771
Deferred tax expense (recovery)	(282)	4,175
Total	$1,240	$4,946
The provision for income taxes differs from the amount calculated using Canadian federal and provincial statutory income tax rates is as follows:

		For the year ended December 31,
	2023	2022
Net income (loss) before taxes	$(3,393)	$8,295
Statutory tax rate (%)	27	27
Expected income tax (recovery)	$(916)	$2,240
Impact of inflationary adjustments	(5,393)	-
Non-deductible expenses arising from thin-capitalization	4,181	-
Differences in foreign statutory tax rates	975	(1,411)
Permanent differences	895	1,608
Change in unrecognized deductible temporary differences and other	1,289	2,383
Withholding taxes	244	167
Foreign exchange	(35)	(41)
Total	$1,240	$4,946
Note 11 - Income Taxes (continued)
On December 31, 2023, legislative changes became effective in Türkiye for hyperinflation tax accounting for the year ended December 31, 2023.
The Company operates in multiple jurisdictions with complex tax laws and regulations which are evolving over time. The Company has taken certain tax positions in its tax filings and these filings are subject to audit and potential reassessment after the lapse of considerable time. Accordingly, the actual income tax may differ significantly from that estimated and recorded by management.